REVENUES REVENUES - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) customer	Jun. 30, 2020 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Customer Concentration Risk 1 [Member] | Partnership's Sales Revenue, Net [Member]
Disclosure of geographical areas [line items]
Concentration Risk, Number of Customers | customer			1
Revenues	$ 341	$ 34	$ 668	$ 69
Customer Concentration Risk 1 [Member] | Partnership's Sales Revenue, Net [Member] | Bottom of range
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%